Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term California Municipal Fund))	0 Months Ended
Nov. 28, 2011
Class A
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.24%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.05%
Other Expenses	0.07%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.94%
Class B
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.05%
Other Expenses	0.26%
Total Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.89%
Class C
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.99%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.05%
Other Expenses	0.11%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.73%
Class Y
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.05%
Other Expenses	0.12%
Total Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.73%